Share Capital (Tables)	12 Months Ended
Jun. 30, 2022
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of treasury shares [text block]
Included in the total of issued shares are the following treasury shares:

Number of shares	2022	2021
Ordinary shares
Lydenburg Exploration Limited[1]	335	335
Kalgold Share Trust[2]	47 046	47 046
Harmony ESOP Trust2 4	—	5 894 081
Convertible preference shares
Harmony Gold Community Trust[3]	4 400 000	4 400 000
1    A wholly-owned subsidiary.
[2]    Trust controlled by the group.
[3]    The issue of the convertible preference shares did not impact the group's consolidated financial statements as the Harmony Gold Community Trust is controlled by the group.
4    On 15 January 2022, the lock-in period expired for the Harmony ESOP Trust (Sisonke Scheme). Settlements and share distributions were made and the shares are no longer classified as treasury shares.